Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001851322
Registrant Name	North Haven Private Income Fund LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A